Cover	May 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2022
Entity File Number	000-56027
Entity Registrant Name	The Greater Cannabis Company, Inc.
Entity Central Index Key	0001695473
Entity Tax Identification Number	30-0842570
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	15 Walker Ave
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21208
City Area Code	(443)
Local Phone Number	738-4051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GCAN